COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19.COMMITMENTS AND CONTINGENCIES

(1)Commitments

Lease commitment

The Group has operating lease agreements for warehouses and offices. Rent expenses under operating leases for the years ended December 31, 2013, 2014 and 2015 were $3,005, $3,906 and $4,461 respectively. Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2015 are as follows:

2016	$2,286
2017	1,258
2018	842

$4,386

(2)Contingencies

The Group’s PRC subsidiaries and VIEs, have not fully paid the contributions for employee benefit plans as required by applicable PRC regulations. While the Group believes it has made adequate provision of such outstanding amounts in the consolidated financial statements, prior failure to make payments may be in violation of applicable PRC labor-related laws and the Group may be subject to fines up to maximum of 3 times if it fails to rectify any such breaches within the period prescribed by the relevant authorities. As of December 31, 2015, there had been no actions initiated by the relevant authorities. The Group is unable to reasonably estimate the actual amount of fines and penalty that may rise if the authorities were to become aware of the non-compliance and were to take action.

The Group’s PRC subsidiaries and VIEs did not withhold appropriate amount of individual income tax prior to its IPO as required by applicable PRC tax laws. While the Group believes it has made adequate provision of such outstanding amounts in the consolidated financial statements, and in March 2013, the accrued amounts were substantially paid by the Group on a voluntary basis to the relevant tax authority, the Group may still be subject to future fines or levies for such non-compliance. As of December 31, 2015, there had been no actions initiated by the relevant authorities. The Group is unable to reasonably estimate the actual amount of fines or levies that may rise if the authorities were to take action.

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.